Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt
Schedule of outstanding short term debt

	Annual		As of	As of
Name	interest rates	Term	December 31, 2024	June 30, 2025
			RMB	RMB	US$
Short-term loans
Short-term bank loans	2.30%-5.00%	0.5-1 year	110,021	115,420	16,112

Schedule of long-term debt

	Annual		As of	As of
	interest rates	Term	December 31, 2024	June 30, 2025
			RMB	RMB	US$
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	2,827	2,916	407
Long-term debt, non-current portion	5.55% - 10.46%	3-4.5 years	4,706	3,230	451
Total			7,533	6,146	858